UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ronald J. Juvonen

Address:   c/o Downtown Associates, L.L.C.
           674 Unionville Road, Suite 105
           Kennett Square, PA 19348


Form 13F File Number: 028-07598


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald J. Juvonen
Title:  Managing Member
Phone:  (610) 925-3480

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald J. Juvonen              Kennett Square, PA                 5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      118,042
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BGC PARTNERS INC             CL A           05541T101   23,316 3,816,039 SH       SOLE                3,816,039      0    0
BROCADE COMMUNICATIONS SYS I COM NEW        111621306      228    40,000 SH       SOLE                   40,000      0    0
CARMAX INC                   COM            143130102   12,031   478,955 SH       SOLE                  478,955      0    0
CITI TRENDS INC              COM            17306X102   14,037   432,714 SH       SOLE                  432,714      0    0
COSI INC                     COM            22122P101    6,287 7,064,227 SH       SOLE                7,064,227      0    0
FARO TECHNOLOGIES INC        COM            311642102    5,261   204,301 SH       SOLE                  204,301      0    0
GENTEX CORP                  COM            371901109    5,627   289,723 SH       SOLE                  289,723      0    0
GLOBAL CASH ACCESS HLDGS INC COM            378967103    7,161   876,493 SH       SOLE                  876,493      0    0
ION GEOPHYSICAL CORP         COM            462044108    6,071 1,233,971 SH       SOLE                1,233,971      0    0
LIMELIGHT NETWORKS INC       COM            53261M104      915   250,000 SH       SOLE                  250,000      0    0
NIC INC                      COM            62914B100   12,319 1,565,278 SH       SOLE                15,65,278      0    0
OBAGI MEDICAL PRODUCTS INC   COM            67423R108   10,641   873,603 SH       SOLE                  873,603      0    0
RADISYS CORP                 COM            750459109   13,264 1,480,316 SH       SOLE                1,480,316      0    0
SPDR SERIES TRUST            S&P HOMEBUILD  78464A888       84     5,000 SH       SOLE                    5,000      0    0
SUPER MICRO COMPUTER INC     COM            86800U104      800    46,300 SH       SOLE                   46,300      0    0


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